Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation
Stock-Based Compensation

10.Stock-Based Compensation

2021 Stock Plan

In February 2021, the Company adopted its 2021 Stock Plan (the “2021 Plan”), which provided for stock awards to eligible employees, directors and consultants of the Company. Awards issuable under the 2021 Plan included incentive stock options (“ISOs”), non-statutory stock options (“NSOs”), restricted stock units (“RSUs”) and stock grants. Subsequent to the adoption of the 2024 Equity Incentive Plan (the “2024 EIP”) in June 2024, described below, no additional shares were available for issuance under the 2021 Plan, and any stock options granted under the 2021 Plan that were subsequently forfeited would be made available for issuance under the 2024 EIP.

The terms of the 2021 Plan permit option holders to exercise options before their options are vested. The shares of common stock granted upon early exercise that have not yet vested are subject to repurchase by the Company in the event of termination of the holder’s continuous status as a service provider, at the price paid by the holder.

Stock Option Repricing

In March 2024, the Company’s board of directors approved the repricing of all outstanding options as of March 29, 2024, which had an exercise price exceeding $8.84 per share. The exercise price of outstanding options with a weighted average exercise price of $10.23 for 4,603,443 common stock shares was reduced to the estimated common stock fair value of $8.84 per share at the date of the repricing. The vesting terms and expiration dates remain unchanged from the original grant dates.

The stock option repricing was treated as an option modification for accounting purposes and resulted in total incremental expense of $0.7 million, of which $0.1 million incremental expense associated with the vested options was recognized on the modification date. The remaining $0.6 million incremental expense associated with the unvested options as of the modification date is being recognized over the remainder of the original requisite service period.

2024 Performance Option Plan

In May 2024, the Company’s board of directors adopted, and its stockholders approved, the 2024 Performance Option Plan (the “2024 POP”). The Company reserved 1,880,680 shares of common stock issuable under the 2024 POP. The 2024 POP permits grants of ISOs, NSOs and restricted stock awards to the Company’s employees, directors and consultants.

In May 2024, the Company granted NSOs to employees to purchase 1,880,680 shares of common stock at an exercise price of $10.19 under the 2024 POP. Options generally vest on the date when the Company meets certain common stock public market price specified targets after the end of the lock-up period, subject to continuous service through each respective vest date. The price targets are calculated based on the volume weighted average price per share over 30 consecutive trading dates, in accordance with the grant terms. The unvested awards will expire if it is determined that the vesting conditions have not been met during the applicable six-year performance period. The service condition includes monthly vesting over 36 months from the vesting commencement date and the employee’s continuous service with the Company through each such monthly vesting date. The terms of the 2024 POP permit option holders to exercise options before their options are vested, if the market condition has been met.

2024 Equity Incentive Plan

In June 2024, the Company’s board of directors adopted, and its stockholders approved, the 2024 EIP, which became effective on June 27, 2024, upon execution of the underwriting agreement related to the Company’s IPO. The Company reserved 7,800,000 new shares of common stock for issuance under the 2024 EIP. In addition, up to 6,829,339 shares subject to awards under the 2021 Plan that terminate, expire, or lapse for any reason without the delivery of shares, or are reacquired or withheld (or not issued) to satisfy a tax withholding obligation or the purchase or exercise price, were authorized to be added to the 2024 EIP. The 2024 EIP also provides that the number of shares initially reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2025 through January 1, 2034, by an amount equal to 5% of the outstanding number of shares of the Company’s common stock as of the last day of the immediately preceding fiscal year, or such lesser number of shares as determined by the board of directors prior to the applicable January 1. No more than 43,888,017 shares of common stock may be issued upon the exercise of incentive stock options under the 2024 EIP.

The 2024 EIP allows the Company to make equity-based awards to its officers, employees, directors and consultants. The 2024 EIP provides for the grant of ISOs, NSOs, restricted stock awards, RSUs, stock appreciation rights, performance awards and other stock-based awards. Options under the 2024 EIP may be granted for periods of up to 10 years at exercise prices no less than the fair market value of common stock on the date of grant; provided, however, that the exercise price of an incentive stock option granted to a 10% stockholder may not be less than 110% of the fair market value of the shares on the date of grant and such option may not be exercisable after the expiration of five years from the date of grant. Stock option grants under the 2024 EIP generally vest over four years. The grant date fair market value of all awards made under the 2024 EIP and all cash compensation paid by the Company to any non-employee director for services as a director in any fiscal year may not exceed $750,000, or increased to $1,000,000 in the fiscal year of their initial service as a non-employee director. The terms of the 2024 EIP do not permit option holders to exercise options before their options are vested.

2024 Employee Stock Purchase Plan

In June 2024, the Company’s board of directors adopted, and its stockholders approved, the 2024 Employee Stock Purchase Plan (the “2024 ESPP”), which became effective on June 28, 2024, upon execution of the underwriting agreement related to the Company’s IPO. The Company reserved 650,000 shares of common stock for issuance under the 2024 ESPP. The number of shares of common stock reserved for issuance under the 2024 ESPP will be automatically increased each year for ten calendar years beginning on January 1, 2025 through January 1, 2034, by the lesser of (i) 1% of the total number of shares of our common stock outstanding on the last day of the calendar month before the date of the automatic increase, and (ii) 1,950,000 shares; provided that before the date of any such increase, the board of directors may determine that such increase will be less than the amount in (i) and (ii) above. The 2024 ESPP allows an eligible employee to purchase shares of common stock at an amount equal to 85% of the lower of the fair market value of the Company’s common stock at the beginning of the offering period or at each applicable purchase date during an offering period as established by the board of directors. In December 2024, the Company’s board of directors approved the grant of purchase rights under an offering period beginning on January 24, 2025.

Stock Option Activity

2021 Plan and 2024 EIP

The following table summarizes the Company’s stock option activity under the 2021 Plan and 2024 EIP for the years ended December 31, 2024 and 2023. The table includes early exercised shares as part of stock options exercised.

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
		Price Per	Term	Value
	Options	Share	(in years)	(in thousands)
Outstanding as of December 31, 2023	5,096,086	$9.68	8.5	$15,033
Granted	2,902,385	$11.68
Exercised	(72,201)	$8.26		$333
Forfeited or expired	(255,362)	$10.23
Outstanding, vested and expected to vest as of December 31, 2024	7,670,908	$9.59	8.2	$1,777
Exercisable as of December 31, 2024	6,565,317	$9.31	8.0	$1,777

Total exercisable shares of 6,565,317 as of December 31, 2024 included 3,906,969 unvested shares that were early exercisable under the 2021 Plan.

2024 POP

The following table summarizes the Company’s stock option activity under the 2024 POP for the year ended December 31, 2024.

Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
		Price Per	Term	Value
	Options	Share	(in years)	(in thousands)
Outstanding as of December 31, 2023	—	$—	—	$—
Granted	1,880,680	$10.19
Forfeited or expired	(92,800)	$10.19
Outstanding, vested and expected to vest as of December 31, 2024	1,787,880	$10.19	9.3	$—
Exercisable as of December 31, 2024	—	$—	—	$—

Valuation of Stock Options Granted Under the 2021 Plan and 2024 EIP

The weighted-average grant date fair value of stock options granted under the 2021 Plan and the 2024 EIP for the years ended December 31, 2024 and 2023 was $9.92 and $10.93 per stock option, respectively. The total fair value of stock options vested for the years ended December 31, 2024 and 2023 was $5.8 million and $8.1 million, respectively.

The fair value of these stock options was estimated using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2024	2023
Expected term (in years)	5.8 – 6.1	5.8 – 6.6
Volatility	103.65% – 109.78%	97.65% – 102.54%
Risk-free interest rate	3.47% – 4.48%	3.66% – 4.77%
Dividend yield	0.00%	0.00%

Expected Term

The expected term represents the weighted-average period the stock options are expected to remain outstanding and is based on the options’ vesting terms and contractual terms as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

Expected Volatility

The expected stock price volatility assumption was determined by examining the historical volatilities for industry peers, as the Company did not have sufficient trading history of its common stock. The Company will continue to use industry peers in determining historical stock price volatility until sufficient historical data of its common stock becomes available.

Risk-Free Interest Rate

The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options.

Dividends

The Company has not paid any cash dividends on common stock since inception and does not anticipate paying any dividends in the foreseeable future. Consequently, an expected dividend yield of zero was used.

Common Stock Fair Value

Prior to the IPO, the fair market value of the Company’s common stock was determined by the board of directors with assistance from management and external valuation experts. The approach to estimating the fair market value of common stock was consistent with the methods outlined in the Practice Aid.

Prior to May 2023, the Company utilized an Option Pricing Method (“OPM”) based analysis, primarily the OPM backsolve methodology, to determine the estimated fair value of the common stock. Within the OPM framework, the backsolve method, for inferring the total equity value implied by a recent financing transaction or by an estimated equity value of the Company’s pipeline product candidates, involves the construction of an allocation model that takes into account the Company’s capital structure and the rights, preferences and privileges of each class of stock, then assumes reasonable inputs for the other OPM variables (expected time to liquidity, volatility, and risk-free rate). The total equity value is then iterated in the model until the model output value for the equity class sold in a recent financing round equals the price paid in that round. The OPM is generally utilized when specific future liquidity events are difficult to forecast (i.e., the enterprise has many choices and options available), and the enterprise’s value depends on how well it follows an uncharted path through the various possible opportunities and challenges. In determining the estimated fair value of the common stock, the board of directors also considered the fact that the stockholders could not freely trade the common stock in the public markets. Accordingly, the Company applied discounts to reflect the lack of marketability of its common stock based on the weighted-average expected time to liquidity. The estimated fair value of the common stock at each grant date reflected a non-marketability discount partially based on the anticipated likelihood and timing of a future liquidity event.

For valuations performed between May 2024 and before June 27, 2024, the Company utilized a hybrid method that combined the Probability-Weighted Expected Return Method (“PWERM”), an accepted valuation method described in the Practice Aid, and the OPM. The Company determined this was the most appropriate method for determining the fair value of its common stock based on the stage of development and other relevant factors. The PWERM is a scenario-based analysis that estimates the value per share of common stock based on the probability-weighted present value of expected future equity values for the common stock, under various possible future liquidity event scenarios, considering the rights and preferences of each class of shares, discounted for a lack of marketability. Under the hybrid method, an OPM was utilized to determine the fair value of the Company’s common stock in certain of the PWERM scenarios (capturing situations where its development path and future liquidity events were difficult to forecast), potential exit events were explicitly modeled in the other PWERM scenarios. A discount for lack of marketability was applied to the value derived under each scenario to account for a lack of access to an active public market to estimate the common stock fair value.

The Company also considered the amount of time between the independent third-party valuation dates and the grant dates and performed an interpolation of the fair value between the two valuation dates to estimate common stock fair value at each grant date.

This determination includes an evaluation of whether the subsequent valuation indicated that any significant change in valuation had occurred between the previous valuation and the grant date.

The assumptions underlying these valuations represented management’s best estimates, which involved inherent uncertainties and the application of management’s judgment. As a result, if the Company had used significantly different assumptions or estimates, the fair value of the common stock and the stock-based compensation expense could have been materially different.

Once a public trading market for the Company’s common stock was established in connection with its IPO, the fair value of the Company’s common stock was based on the IPO price per share and thereafter on its publicly traded common stock price at grant date, as listed on the Nasdaq Global Select Market under the ticker “ALMS.”

Valuation of Stock Options Granted under the 2024 POP

Stock options granted under the 2024 POP vest based on service, market and performance conditions (the occurrence of the IPO or a change of control) and are classified as equity financial instruments. At the grant date, the fair value of stock options granted under the 2024 POP was estimated using a Monte Carlo simulation model, which uses a distribution of potential outcomes on a monthly basis over the vesting period prioritizing the most reliable information available. The assumptions utilized in the calculation were based on the achievement of certain stock price thresholds, including the Company’s expected common stock price, expected volatility, risk-free rate and expected term. The Company used the following assumptions to estimate the fair value at the grant date in May 2024: common stock fair value of $12.06, vesting term of 6.0 years, volatility of 122.00%, and risk-free rate of 4.38%. The estimates of fair value are uncertain and changes in any of the estimated inputs could have resulted in significant adjustments to the fair value.

The Company’s estimated fair value of stock options issued under the 2024 POP of $18.0 million is recognized using graded vesting from July 1, 2024, the closing of the IPO, when the performance condition was met, over the longer of (i) the explicit service period of the service condition of 36 months or (ii) the derived service period between 1.4 years to 2.1 years), as determined for each graded vesting tranche. The Company recognized $5.7 million in stock-based compensation expense related to the 2024 POP for the year ended December 31, 2024.

Early Exercise of Employee Stock Options

Proceeds from the early exercise of stock options are recorded as share repurchase liability, and as shares vest are recognized to additional paid-in capital in the consolidated balance sheets. As of December 31, 2024 and 2023, there was $0.8 million and $1.8 million share repurchase liability related to the unvested shares, respectively, included in share repurchase liability in the consolidated balance sheets.

The following table summarizes the activity for the Company’s early exercisable shares for the years ended December 31, 2024 and 2023:

		Weighted-
		Average
	Number of	Exercise Price
	Shares	Per Share
Unvested as of December 31, 2022	663,930	$5.36
Early exercised	18,469	$9.48
Vested	(340,502)	$5.65
Repurchased	(14,797)	$4.36
Unvested as of December 31, 2023	327,100	$5.33
Early exercised	25,034	$8.84
Vested	(205,451)	$5.62
Unvested as of December 31, 2024	146,683	$5.53

Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recognized in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$10,110	$4,745
General and administrative	9,347	3,880
Total stock-based compensation expense	$19,457	$8,625

The following table summarizes the stock-based compensation expense recognized in the Company’s consolidated statements of operations and comprehensive loss by award type for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Stock options	$19,399	$8,553
Restricted stock awards	58	72
Total stock-based compensation expense	$19,457	$8,625

Stock-based compensation expense related to non-employee awards was $0.3 million for the years ended December 31, 2024 and 2023.

As of December 31, 2024, there was unrecognized stock-based compensation expense of $54.4 million related to unvested stock options which the Company expects to recognize over a remaining weighted-average period of 2.5 years.